UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-1677

John Hancock Capital Series
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer
601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2012

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock
U.S. Global Leaders Growth Fund

Semiannual Report
4.30.12

A look at performance

Total returns for the period ended April 30, 2012

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge				with maximum sales charge

				Since					Since
	1-year	5-year	10-year	inception [1]	6-months	1-year	5-year	10-year	inception [1]

Class A	6.62	4.61	3.57	—	11.36	6.62	25.26	41.99	—

Class B	6.36	4.56	—	3.46	11.75	6.36	24.95	—	40.30

Class C	10.35	4.89	—	3.31	15.75	10.35	26.94	—	38.25

Class I2	12.68	6.16	—	4.54	17.42	12.68	34.81	—	55.46

Class R6[2,3]	12.70	6.11	4.52	—	17.45	12.70	34.53	55.66	—

Performance figures assume all dividends have been reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I and Class R6 shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 2-28-13 for Class R6 shares. Had the fee waivers and expense limitations not been in place gross expenses would apply. For all other classes the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R6*
Net (%)	1.26	2.01	2.01	0.93	0.85
Gross (%)	1.26	2.01	2.01	0.93	0.87

* Expenses have been estimated for the Class’s first full year of operations.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

6 U.S. Global Leaders Growth Fund | Semiannual report

		Without	With maximum
	Start date	sales charge	sales charge	Index 1	Index 2

Class B4	5-20-02	$14,030	$14,030	$15,600	$16,356

Class C4	5-20-02	13,825	13,825	15,600	16,356

Class I2	5-20-02	15,546	15,546	15,600	16,356

Class R6[2]	4-30-02	15,566	15,566	15,839	16,539

Performance of the classes will vary based on the differences in sales charges paid by the shareholders investing in the different classes and the fee structure of those classes.

The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Russell 1000 Growth Index is an unmanaged index of companies in the Russell 1000 Index (the 1,000 largest U.S. publicly traded companies) with high price-to-book ratios and higher forecasted growth values.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 From 5-20-02.

2 For certain types of investors, as described in the Fund’s prospectuses.

3 The inception date of Class R6 is 9-1-11; performance prior to that date is that of Class A that has been recalculated to apply the estimated gross fees and expenses of Class R6 shares. Class R2 shares were first offered on 3-1-12. Because the class has limited operating history, performance is not shown.

4 No contingent deferred sales charge is applicable.

Semiannual report | U.S. Global Leaders Growth Fund 7

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the Fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2011 with the same investment held until April 30, 2012.

	Account value	Ending value	Expenses paid during
	on 11-1-11	on 4-30-12	period ended 4-30-12[1]

Class A	$1,000.00	$1,172.20	$7.02

Class B	1,000.00	1,167.50	11.05

Class C	1,000.00	1,167.50	11.05

Class I	1,000.00	1,174.20	4.87

Class R6	1,000.00	1,174.50	4.60

For the class noted below, the example assumes an account value of $1,000.00 on March 1, 2012, with the same investment held until April 30, 2012.

	Account value	Ending value	Expenses paid during
	on 3-1-12	on 4-30-12	period ended 4-30-12[2]

Class R2	$1,000.00	$1,057.70	$1.94

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2012, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8 U.S. Global Leaders Growth Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on November 1, 2011, with the same investment held until April 30, 2012. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 11-1-11	on 4-30-12	period ended 4-30-12[3]

Class A	$1,000.00	$1,018.40	$6.52

Class B	1,000.00	1,014.70	10.27

Class C	1,000.00	1,014.70	10.27

Class I	1,000.00	1,020.40	4.52

Class R2	1,000.00	1,019.20	5.67

Class R6	1,000.00	1,020.60	4.27

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.30%, 2.05%, 2.05%, 0.90% and 0.85% for Class A, Class B, Class C, Class I and R6 shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

2 Expenses are equal to the Fund’s annualized expense ratio of 1.13% for Class R2 shares, multiplied by the average account value over the period, multiplied by 61/365 (to reflect the period).

3 Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual report | U.S. Global Leaders Growth Fund 9

Portfolio summary

Top 10 Holdings (42.1% of Net Assets on 4-30-12)[1,2]

Yum! Brands, Inc.	5.3%	eBay, Inc.	4.0%

Apple, Inc.	4.7%	Schlumberger, Ltd.	4.0%

Amazon.com, Inc.	4.1%	Ecolab, Inc.	4.0%

State Street Corp.	4.1%	Colgate-Palmolive Company	3.9%

The Coca-Cola Company	4.1%	Monsanto Company	3.9%

Sector Composition[1,3]

Information Technology	26.1%	Energy	7.6%

Health Care	17.5%	Financials	6.2%

Consumer Discretionary	14.2%	Industrials	1.9%

Consumer Staples	13.2%	Short-Term Investments & Other	3.6%

Materials	9.7%

1 As a percentage of net assets on 4-30-12.

2 Cash and cash equivalents not included.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors. The Fund is non-diver-sified, which allows it to make larger investments in individual companies. Non-diversified funds tend to be more volatile than diversified funds and the market as a whole.

10 U.S. Global Leaders Growth Fund | Semiannual report

Fund’s investments

As of 4-30-12 (unaudited)

	Shares	Value
Common Stocks 96.4%		$538,109,505

(Cost $368,200,220)

Consumer Discretionary 14.2%		79,397,810

Hotels, Restaurants & Leisure 10.1%

Starbucks Corp. (L)	182,570	10,475,867

Starwood Hotels & Resorts Worldwide, Inc.	276,120	16,346,304

Yum! Brands, Inc. (L)	404,420	29,413,467

Internet & Catalog Retail 4.1%

Amazon.com, Inc. (I)	99,880	23,162,172

Consumer Staples 13.2%		73,723,210

Beverages 6.9%

Companhia de Bebidas das Americas, ADR (L)	374,990	15,742,080
The Coca-Cola Company	299,200	22,834,944

Food Products 2.4%

Danone SA, ADR (L)	949,270	13,346,736

Household Products 3.9%

Colgate-Palmolive Company (L)	220,330	21,799,450

Energy 7.6%		42,565,604

Energy Equipment & Services 7.6%

National Oilwell Varco, Inc.	270,230	20,472,625

Schlumberger, Ltd.	297,990	22,092,979

Financials 6.2%		34,744,621

Capital Markets 4.1%

State Street Corp.	500,370	23,127,101

Consumer Finance 2.1%

American Express Company	192,950	11,617,520

Health Care 17.5%		97,484,091

Health Care Equipment & Supplies 4.8%

DENTSPLY International, Inc. (L)	259,280	10,646,037

Intuitive Surgical, Inc. (I)	27,740	16,039,268

Health Care Technology 3.6%

Cerner Corp. (I)(L)	246,510	19,989,496

Pharmaceuticals 9.1%

Mylan, Inc. (I)	786,800	17,081,428

Novo Nordisk A/S, ADR	120,600	17,730,612

Perrigo Company (L)	152,500	15,997,250

See notes to financial statements	Semiannual report | U.S. Global Leaders Growth Fund 11

Industrials 1.9%			$10,398,236

Machinery 1.9%

Joy Global, Inc. (L)		146,930	10,398,236

Information Technology 26.1%			145,524,168

Communications Equipment 2.0%

QUALCOMM, Inc.		174,160	11,118,374

Computers & Peripherals 4.7%

Apple, Inc. (I)		45,320	26,477,757

Internet Software & Services 7.7%

eBay, Inc. (I)		547,770	22,485,959

Google, Inc., Class A (I)		33,720	20,408,356

IT Services 6.9%

Automatic Data Processing, Inc.		388,490	21,607,814

Visa, Inc., Class A		135,100	16,614,598

Software 4.8%

Red Hat, Inc. (I)		279,700	16,672,917

SAP AG, ADR		152,940	10,138,393

Materials 9.7%			54,271,765

Chemicals 9.7%

Ecolab, Inc. (L)		346,870	22,092,147

Monsanto Company		284,420	21,667,116

Praxair, Inc.		90,860	10,512,502

	Yield	Shares	Value

Securities Lending Collateral 8.3%			$46,082,755

(Cost $46,075,610)

John Hancock Collateral Investment Trust (W)	0.3316% (Y)	4,604,454	46,082,755

Total investments (Cost $414,275,830)† 104.7%			$584,192,260

Other assets and liabilities, net (4.7%)			($25,965,763)

Total net assets 100.0%			$558,226,497

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(L) A portion of this security is on loan as of 4-30-12.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 4-30-12.

† At 4-30-12, the aggregate cost of investment securities for federal income tax purposes was $420,611,780. Net unrealized appreciation aggregated $163,580,480, of which $165,635,261 related to appreciated investment securities and $2,054,781 related to depreciated investment securities.

12 U.S. Global Leaders Growth Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 4-30-12 (unaudited)

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $368,200,220) including
$44,988,997 of securities loaned)	$538,109,505
Investments in affiliated issuers, at value (Cost $46,075,610)	46,082,755

Total investments, at value (Cost $414,275,830)	584,192,260
Cash	17,204,328
Receivable for fund shares sold	3,781,549
Dividends and interest receivable	348,978
Receivable for securities lending income	9,523
Other receivables and prepaid expenses	165,398

Total assets	605,702,036

Liabilities

Payable for fund shares repurchased	722,049
Payable upon return of securities loaned	46,039,808
Payable to affiliates
Accounting and legal services fees	10,303
Transfer agent fees	80,913
Distribution and service fees	152,199
Trustees’ fees	47,132
Management fees	322,741
Other liabilities and accrued expenses	100,394

Total liabilities	47,475,539

Net assets

Paid-in capital	$377,039,328
Accumulated net investment loss	(444,058)
Accumulated net realized gain on investments	11,714,797
Net unrealized appreciation (depreciation) on investments	169,916,430

Net assets	$558,226,497

See notes to financial statements	Semiannual report | U.S. Global Leaders Growth Fund 13

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($361,874,651 ÷ 10,305,326 shares)	$35.12
Class B ($29,210,738 ÷ 897,342 shares)[1]	$32.55
Class C ($69,999,518 ÷ 2,149,887 shares)[1]	$32.56
Class I ($96,917,445 ÷ 2,658,336 shares)	$36.46
Class R2 ($105,784 ÷ 2,902 shares)	$36.45
Class R6 ($118,361 ÷ 3,245.7 shares)	$36.47

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$36.97

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

14 U.S. Global Leaders Growth Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six-month period ended 4-30-12 (unaudited)

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$2,791,143
Securities lending	124,252
Less foreign taxes withheld	(58,507)

Total investment income	2,856,888

Expenses

Investment management fees	1,769,330
Distribution and service fees	837,084
Accounting and legal services fees	54,307
Transfer agent fees	453,007
Trustees’ fees	15,943
State registration fees	39,233
Printing and postage	29,964
Professional fees	29,866
Custodian fees	27,558
Registration and filing fees	38,025
Other	11,140

Total expenses	3,305,457
Less expense reductions	(42,097)

Net expenses	3,263,360

Net investment loss	(406,472)

Realized and unrealized gain

Net realized gain on
Investments in unaffiliated issuers	18,034,377
Investments in affiliated issuers	14,805
Capital gain distributions received from affiliated underlying funds	2,583
18,051,765
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	60,022,978
Investments in affiliated issuers	(3,354)
60,019,624
Net realized and unrealized gain	78,071,389

Increase in net assets from operations	$77,664,917

See notes to financial statements	Semiannual report | U.S. Global Leaders Growth Fund 15

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	4-30-12	ended
	(Unaudited)	10-31-11

Increase (decrease) in net assets

From operations
Net investment loss	($406,472)	($524,202)
Net realized gain	18,051,765	52,197,115
Change in net unrealized appreciation (depreciation)	60,019,624	(8,589,051)

Increase in net assets resulting from operations	77,664,917	43,083,862

Distributions to shareholders
From net realized gain
Class A	(9,343,569)	—
Class B	(894,644)	—
Class C	(1,973,172)	—
Class I	(1,730,469)	—
Class R6	(3,185)	—

Total distributions	(13,945,039)	—

From Fund share transactions	72,423,608	(21,884,218)

Total increase	136,143,486	21,199,644

Net assets

Beginning of period	422,083,011	400,883,367

End of period	$558,226,497	$422,083,011

Accumulated net investment loss	($444,058)	($37,586)

16 U.S. Global Leaders Growth Fund | Semiannual report	See notes to financial statements

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES

Period ended	4-30-12[1]	10-31-11	10-31-10	10-31-09	10-31-08[2]	12-31-07	12-31-06
Per share operating performance

Net asset value, beginning
of period	$30.97	$27.83	$23.89	$20.87	$28.80	$28.85	$28.44
Net investment income (loss)[3]	(0.01)	—[4]	—[5]	0.02	0.03	0.03	—[5]
Net realized and unrealized
gain (loss) on investments	5.14	3.14	3.96	3.30	(7.96)	1.04	0.41
Total from
investment operations	5.13	3.14	3.96	3.32	(7.93)	1.07	0.41
Less distributions
From net investment income	—	—	(0.02)	(0.01)	—	—	—
From net realized gain	(0.98)	—	—	(0.29)	—	(1.12)	—
Total distributions	(0.98)	—	(0.02)	(0.30)	—	(1.12)	—
Net asset value, end
of period	$35.12	$30.97	$27.83	$23.89	$20.87	$28.80	$28.85
Total return (%)[6,7]	17.22[8]	11.28	16.58	16.36	(27.53)[8]	3.67	1.44

Ratios and supplemental data

Net assets, end of period
(in millions)	$362	$282	$264	$480	$552	$1,022	$1,263
Ratios (as a percentage of
average net assets):
Expenses before reductions	1.31[9]	1.26	1.50	1.81[10]	1.38[9]	1.32	1.32
Expenses net of fee waivers	1.30[9]	1.26	1.30	1.34[10]	1.30[9]	1.27	1.28
Expenses net of fee waivers
and credits	1.30[9]	1.26	1.30	1.33[10]	1.30[9]	1.27	1.28
Net investment income (loss)	(0.09)[9]	(0.01)	0.01	0.10	0.13[9]	0.10	—[11]
Portfolio turnover (%)	22	50	33	37	58	27	34

1 Six months ended 4-30-12. Unaudited.
2 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 Based on the average daily shares outstanding.
4 Less than ($0.005) per share.
5 Less than $0.005 per share.
6 Does not reflect the effect of sales charges, if any.
7 Total returns would have been lower had certain expenses not been reduced during the periods shown.
8 Not annualized.
9 Annualized.
10 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.
11 Less than 0.005%.

See notes to financial statements	Semiannual report | U.S. Global Leaders Growth Fund 17

CLASS B SHARES

Period ended	4-30-12[1]	10-31-11	10-31-10	10-31-09	10-31-08[2]	12-31-07	12-31-06
Per share operating performance

Net asset value, beginning
of period	$28.89	$26.16	$22.60	$19.90	$27.64	$27.94	$27.75
Net investment loss[3]	(0.12)	(0.21)	(0.19)	(0.13)	(0.13)	(0.18)	(0.20)
Net realized and unrealized
gain (loss) on investments	4.76	2.94	3.75	3.12	(7.61)	1.00	0.39
Total from
investment operations	4.64	2.73	3.56	2.99	(7.74)	0.82	0.19
Less distributions
From net realized gain	(0.98)	—	—	(0.29)	—	(1.12)	—
Net asset value, end
of period	$32.55	$28.89	$26.16	$22.60	$19.90	$27.64	$27.94
Total return (%)[4,5]	16.75[6]	10.44	15.75	15.47	(28.00)[6]	2.90	0.68

Ratios and supplemental data

Net assets, end of period
(in millions)	$29	$27	$39	$47	$56	$107	$151
Ratios (as a percentage of
average net assets):
Expenses before reductions	2.06[7]	2.01	2.24	2.50[8]	2.13[7]	2.07	2.07
Expenses net of fee waivers	2.05[7]	2.00	2.05	2.08[8]	2.05[7]	2.02	2.03
Expenses net of fee waivers
and credits	2.05[7]	2.00	2.05	2.07[8]	2.05[7]	2.02	2.03
Net investment loss	(0.84)[7]	(0.75)	(0.75)	(0.65)	(0.63)[7]	(0.65)	(0.75)
Portfolio turnover (%)	22	50	33	37	58	27	34

1 Six months ended 4-30-12. Unaudited.
2 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Annualized.
8 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

18 U.S. Global Leaders Growth Fund | Semiannual report	See notes to financial statements

CLASS C SHARES

Period ended	4-30-12[1]	10-31-11	10-31-10	10-31-09	10-31-08[2]	12-31-07	12-31-06
Per share operating performance

Net asset value, beginning
of period	$28.90	$26.16	$22.61	$19.90	$27.64	$27.94	$27.75
Net investment loss[3]	(0.12)	(0.21)	(0.19)	(0.12)	(0.13)	(0.18)	(0.20)
Net realized and unrealized
gain (loss) on investments	4.76	2.95	3.74	3.12	(7.61)	1.00	0.39
Total from
investment operations	4.64	2.74	3.55	3.00	(7.74)	0.82	0.19
Less distributions
From net realized gain	(0.98)	—	—	(0.29)	—	(1.12)	—
Net asset value, end
of period	$32.56	$28.90	$26.16	$22.61	$19.90	$27.64	$27.94
Total return (%)[4,5]	16.75[6]	10.47	15.70	15.53	(28.00)[6]	2.90	0.68

Ratios and supplemental data

Net assets, end of period
(in millions)	$70	$58	$60	$60	$62	$114	$186
Ratios (as a percentage of
average net assets):
Expenses before reductions	2.06[7]	2.01	2.23	2.51[8]	2.13[7]	2.07	2.07
Expenses net of fee waivers	2.05[7]	2.01	2.05	2.08[8]	2.05[7]	2.02	2.03
Expenses net of fee waivers
and credits	2.05[7]	2.01	2.05	2.07[8]	2.05[7]	2.02	2.03
Net investment loss	(0.84)[7]	(0.75)	(0.76)	(0.66)	(0.63)[7]	(0.65)	(0.75)
Portfolio turnover (%)	22	50	33	37	58	27	34

1 Six months ended 4-30-12. Unaudited.
2 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Annualized.
8 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

See notes to financial statements	Semiannual report | U.S. Global Leaders Growth Fund 19

CLASS I SHARES

Period ended	4-30-12[1]	10-31-11	10-31-10	10-31-09	10-31-08[2]	12-31-07	12-31-06
Per share operating performance

Net asset value, beginning
of period	$32.06	$28.69	$24.55	$21.37	$29.38	$29.28	$28.74
Net investment income[3]	0.05	0.12	0.11	0.13	0.13	0.16	0.12
Net realized and unrealized gain
(loss) on investments	5.33	3.25	4.10	3.38	(8.14)	1.06	0.42
Total from
investment operations	5.38	3.37	4.21	3.51	(8.01)	1.22	0.54
Less distributions
From net investment income	—	—	(0.07)	(0.04)	—	—	—
From net realized gain	(0.98)	—	—	(0.29)	—	(1.12)	—
Total distributions	(0.98)	—	(0.07)	(0.33)	—	(1.12)	—
Net asset value, end
of period	$36.46	$32.06	$28.69	$24.55	$21.37	$29.38	$29.28
Total return (%)[4]	17.42[5]	11.75	17.15	16.94	(27.26)[5]	4.13	1.88

Ratios and supplemental data

Net assets, end of period
(in millions)	$97	$55	$37	$26	$51	$7	$18
Ratios (as a percentage of
average net assets):
Expenses before reductions	0.96[6]	0.90	0.93	0.96[7]	0.89[6]	0.88	0.87
Expenses net of fee waivers
and credits	0.90[6]	0.85	0.85	0.84[7]	0.85[6]	0.84	0.84
Net investment income	0.32[6]	0.39	0.43	0.60	0.60[6]	0.54	0.43
Portfolio turnover (%)	22	50	33	37	58	27	34

1 Six months ended 4-30-12. Unaudited.
2 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

CLASS R2 SHARES Period ended	4-30-12[1]

Per share operating performance

Net asset value, beginning of period	$34.46
Net investment income[2]	0.03
Net realized and unrealized gain on investments	1.96
Total from investment operations	1.99
Net asset value, end of period	$36.45
Total return (%)	5.77[3]

Ratios and supplemental data

Net assets, end of period ended (in millions)	—[4]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.13[5]
Expenses net of fee waivers and credits	1.13[5]
Net investment income	0.55[5]
Portfolio turnover (%)	22[6]

1 Period from 3-1-12 (inception date) to 4-30-12. Unaudited.
2 Based on the average daily shares outstanding.
3 Not annualized.
4 Less than $500,000.
5 Annualized.
6 Portfolio turnover is shown for the period from 11-1-11 to 4-30-12.

20 U.S. Global Leaders Growth Fund | Semiannual report	See notes to financial statements

CLASS R6 SHARES Period ended	4-30-12[1]	10-31-11[2]

Per share operating performance

Net asset value, beginning of period	$32.06	$30.81
Net investment income[3]	0.06	0.03
Net realized and unrealized gain on investments	5.33	1.22
Total from investment operations	5.39	1.25
Less distributions
From net realized gain	(0.98)	—
Net asset value, end of period	$36.47	$32.06
Total return (%)[4]	17.45[5]	4.06[5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.89[7]	0.88[7]
Expenses net of fee waivers and credits	0.85[7]	0.85[7]
Net investment income	0.36[7]	0.66[7]
Portfolio turnover (%)	22	50[8]

1 Six months ended 4-30-12. Unaudited.
2 Period from 9-1-11 (inception date) to 10-31-11.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period from 11-1-10 to 10-31-11.

See notes to financial statements	Semiannual report | U.S. Global Leaders Growth Fund 21

Notes to financial statements

(unaudited)

Note 1 — Organization

John Hancock U.S. Global Leaders Growth Fund (the Fund) is a series of John Hancock Capital Series (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term growth of capital.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase. Certain class I shares may be exchanged for Class R6 shares within one year after the commencement of operations of Class R6 shares.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

As of April 30, 2012, all investments are categorized as Level 1 under the hierarchy described above. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the six months ended April 30, 2012 there were no significant transfers into or out of Level 1, Level 2 or Level 3.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT),

22 U.S. Global Leaders Growth Fund | Semiannual report

are valued at their respective net asset values each business day. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income is recorded when the Fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The Fund may lend its securities to earn additional income. It receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, an affiliate of the Fund, and as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $100 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. For the six months ended April 30, 2012, the Fund had no borrowings under the line of credit.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Semiannual report | U.S. Global Leaders Growth Fund 23

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of October 31, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sales loss deferrals and net operating losses.

New accounting pronouncement. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 may result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management agreement with the Adviser under which the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.75% of the first $2,000,000,000 of the Fund’s average daily net assets; (b) 0.70% of the next $3,000,000,000 of the Fund’s average daily net assets; and (c) 0.65% of the Fund’s average daily net assets in excess of $5,000,000,000. The Adviser has a subadvisory agreement with Sustainable Growth Advisers, LP. The Fund is not responsible for payment of the subadvisory fees.

24 U.S. Global Leaders Growth Fund | Semiannual report

The Adviser has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the Fund to the extent necessary to maintain the Fund’s total operating expenses at 1.30%, 2.05%, 2.05%, 0.99%, 1.40% and 0.85% for Class A, Class B, Class C, Class I, Class R2 and Class R6 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses. These expense limitations shall remain in effect until February 28, 2013 for all classes. Prior to March 1, 2012, the contractual waiver was 0.85% for Class I. For the six months ended April 30, 2012, the expense reductions related to the above agreements amounted to:

CLASS	EXPENSE REDUCTIONS

Class A	$16,864
Class B	1,281
Class C	3,138
Class I	20,794
Class R2	—
Class R6	20
Total	$42,097

The investment management fees, including the impact of the waivers and reimbursements described above, incurred for the six months ended April 30, 2012 were equivalent to a net annual effective rate of 0.73% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to the Accounting and Legal Services Agreement the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2012 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B, Class C and Class R2 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. In addition, under a service plan for Class R2, the Fund pays for certain other services. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b–1 FEES	SERVICE FEES

Class A	0.25%	—
Class B	1.00%	—
Class C	1.00%	—
Class R2	0.25%	0.25%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $221,583 for the six months ended April 30, 2012. Of this amount, $35,770 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $174,957 was paid as sales commissions to broker-dealers and $10,856 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Adviser.

Semiannual report | U.S. Global Leaders Growth Fund 25

Class B and Class C shares are subject to contingent deferred sales charges (CDSCs). Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2012, CDSCs received by the Distributor amounted to $39,710 and $5,283 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended April 30, 2012 were:

	DISTRIBUTION AND	TRANSFER
CLASS	SERVICE FEES	AGENT FEES

Class A	$391,409	$323,621
Class B	137,066	28,323
Class C	308,567	63,778
Class I	—	37,261
Class R2	42	6
Class R6	—	18
Total	$837,084	$453,007

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities.

26 U.S. Global Leaders Growth Fund | Semiannual report

Note 5 — Fund share transactions

Transactions in Fund shares for the six months ended April 30, 2012 and for the year ended October 31, 2011 were as follows:

	Six months ended 4-30-12		Year ended 10-31-11
	Shares	Amount	Shares	Amount
Class A shares

Sold	1,829,012	$58,570,786	1,898,310	$57,679,238
Distributions reinvested	292,135	8,504,056	—	—
Repurchased	(906,053)	(29,117,584)	(2,309,415)	(70,508,445)

Net increase (decrease)	1,215,094	$37,957,258	(411,105)	($12,829,207)

Class B shares

Sold	129,150	$3,880,026	128,128	$3,660,030
Distributions reinvested	29,481	797,768	—	—
Repurchased	(200,977)	(6,015,507)	(692,566)	(19,730,295)

Net decrease	(42,346)	($1,337,713)	(564,438)	($16,070,265)

Class C shares

Sold	297,739	$8,874,015	226,787	$6,402,274
Distributions reinvested	51,562	1,395,797	—	—
Repurchased	(211,834)	(6,289,955)	(502,501)	(14,261,292)

Net increase (decrease)	137,467	$3,979,857	(275,714)	($7,859,018)

Class I shares

Sold	1,237,167	$41,923,220	1,330,217	$42,412,603
Distributions reinvested	45,980	1,387,666	—	—
Repurchased	(344,147)	(11,586,680)	(908,501)	(27,638,331)

Net increase	939,000	$31,724,206	421,716	$14,774,272

Class R2 shares[1]

Sold	2,902	$100,000	—	—

Net increase	2,902	$100,000	—	—

Class R6 shares[2]

Sold	—	—	3,246	$100,000

Net increase	—	—	3,246	$100,000

Net increase (decrease)	2,252,117	$72,423,608	(826,295)	($21,884,218)

1 Period from 3-1-12 (inception date) to 4-30-12.

2 Period from 9-1-11 (inception date) to 10-31-11.

Affiliates of the Fund owned 100% of shares of beneficial interest of Class R2 and Class R6 on April 30, 2012.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $158,606,814 and $102,132,727, respectively, for the six months ended April 30, 2012.

Semiannual report | U.S. Global Leaders Growth Fund 27

More information

Trustees	Investment adviser
Steven R. Pruchansky, Chairman	John Hancock Advisers, LLC
William H. Cunningham
Deborah C. Jackson	Subadviser
Stanley Martin*	Sustainable Growth Advisers, LP
Hugh McHaffie†
Dr. John A. Moore,* Vice Chairman	Principal distributor
Patti McGill Peterson*	John Hancock Funds, LLC
Gregory A. Russo
John G. Vrysen†	Custodian
State Street Bank and Trust Company
Officers
Keith F. Hartstein	Transfer agent
President and Chief Executive Officer	John Hancock Signature Services, Inc.

Andrew G. Arnott	Legal counsel
Senior Vice President and Chief Operating Officer	K&L Gates LLP

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-202-551-8090 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

28 U.S. Global Leaders Growth Fund | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock U.S. Global Leaders Growth Fund.	26SA 4/12
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	6/12

John Hancock
MUTUAL FUNDS

John Hancock
Classic Value Fund

Semiannual Report
4.30.12

A look at performance

Total returns for the period ended April 30, 2012

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge				with maximum sales charge

				Since					Since
	1-year	5-year	10-year	inception[1]	6-months	1-year	5-year	10-year	inception[1]

Class A2	–7.55	–7.16	2.09	—	5.35	–7.55	–31.04	22.95	—

Class B	–8.25	–7.23	—	4.49	5.45	–8.25	–31.30	—	51.54

Class C	–4.40	–6.92	—	4.36	9.39	–4.40	–30.12	—	49.81

Class I3	–2.36	–5.86	—	5.56	11.01	–2.36	–26.05	—	66.91

Class R1[3,4]	–3.03	–6.51	2.28	—	10.66	–3.03	–28.58	25.29	—

Class R3[3,4]	–2.85	–6.49	2.28	—	10.76	–2.85	–28.50	25.24	—

Class R4[3,4]	–2.56	–6.20	2.59	—	10.99	–2.56	–27.38	29.11	—

Class R5[3,4]	–2.34	–5.94	2.88	—	11.01	–2.34	–26.37	32.88	—

Class R6[3,4]	–2.30	–5.82	3.02	—	11.10	–2.30	–25.90	34.59	—

Performance figures assume all dividends have been reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I, Class R1, Class R3, Class R4, Class R5 and Class R6 shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. For all classes the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R1	Class R3	Class R4	Class R5	Class R6*
Net/Gross (%)	1.30	2.05	2.05	0.97	1.64	1.48	1.15	0.90	0.91

* Expenses have been estimated for the class’s first full year of operations.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

6 Classic Value Fund | Semiannual report

		Without	With maximum
	Start date	sales charge	sales charge	Index

Class B5	11-11-02	$15,154	$15,154	$19,661

Class C5	11-11-02	14,981	14,981	19,661

Class I3	11-11-02	16,691	16,691	19,661

Class R1[3,4]	4-30-02	12,529	12,529	16,032

Class R3[3,4]	4-30-02	12,524	12,524	16,032

Class R4[3,4]	4-30-02	12,911	12,911	16,032

Class R5[3,4]	4-30-02	13,288	13,288	16,032

Class R6[3,4]	4-30-02	13,459	13,459	16,032

Performance of the classes will vary based on the differences in sales charges paid by the shareholders investing in the different classes and the fee structure of those classes.

The Class C shares investment with a maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04.

Class R2 shares were first offered on 3-1-12. Because the class has limited operating history, performance is not shown.

Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a less-than-average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 From 11-11-02.

2 Effective 11-8-02, shareholders of the former Pzena Focused Value Fund became owners of that number of full and fractional shares of John Hancock Classic Value Fund. Additionally, the accounting and performance history of the former Pzena Focused Value Fund was redesignated as that of Class A of John Hancock Classic Value Fund. The performance of the former Pzena Focused Value Fund reflects stocks selected from the largest 1,000 publicly traded U.S. companies, whereas the Fund invests in stocks selected from the 500 largest such companies.

3 For certain types of investors, as described in the Fund’s prospectuses.

4 6-24-96 is the inception date for the oldest class of shares, Class A shares. The inception date for Class R1 shares is 8-5-03 and the inception date for Class R3, Class R4 and Class R5 shares is 5-22-09. The inception date for Class R6 shares is 9-1-11. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R3, Class R4 and Class R5 shares, respectively, and the estimated gross fees and expenses of Class R6 shares.

5 No contingent deferred sales charge is applicable.

Semiannual report | Classic Value Fund 7

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the Fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2011 with the same investment held until April 30, 2012.

	Account value	Ending value	Expenses paid during
	on 11-1-11	on 4-30-12	period ended 4-30-12[1]

Class A	$1,000.00	$1,108.70	$6.87

Class B	1,000.00	1,104.50	10.78

Class C	1,000.00	1,103.90	10.78

Class I	1,000.00	1,110.10	4.93

Class R1	1,000.00	1,106.60	8.59

Class R3	1,000.00	1,107.60	7.65

Class R4	1,000.00	1,109.90	5.93

Class R5	1,000.00	1,110.10	4.67

Class R6	1,000.00	1,111.00	4.67

For the class noted below, the example assumes an account value of $1,000.00 on March 1, 2012, with the same investment held until April 30, 2012.

	Account value	Ending value	Expenses paid during
	on 3-1-12	on 4-30-12	period ended 4-30-12[2]

Class R2	$1,000.00	$1,019.90	$1.89

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2012, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8 Classic Value Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on November 1, 2011, with the same investment held until April 30, 2012. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 11-1-11	on 4-30-12	period ended 4-30-12[3]

Class A	$1,000.00	$1,018.30	$6.57

Class B	1,000.00	1,014.60	10.32

Class C	1,000.00	1,014.60	10.32

Class I	1,000.00	1,020.20	4.72

Class R1	1,000.00	1,016.70	8.22

Class R2	1,000.00	1,019.30	5.62

Class R3	1,000.00	1,017.60	7.32

Class R4	1,000.00	1,019.20	5.67

Class R5	1,000.00	1,020.40	4.47

Class R6	1,000.00	1,020.40	4.47

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.31%, 2.06%, 2.06%, 0.94%, 1.64%, 1.46%, 1.13%, 0.89% and 0.89% for Class A, Class B, Class C, Class I, Class R1, Class R3, Class R4, Class R5 and Class R6 shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

2 Expenses are equal to the Fund’s annualized expense ratio of 1.12% for Class R2 shares, respectively, multiplied by the average account value over the period, multiplied by 61/365 (to reflect the period).

3 Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the period).

Semiannual report | Classic Value Fund 9

Portfolio summary

Top 10 Holdings (38.9% of Net Assets on 4-30-12)[1,2]

Hewlett-Packard Company	5.2%	BP PLC, ADR	3.5%

Staples, Inc.	4.7%	Northrop Grumman Corp.	3.3%

Royal Dutch Shell PLC, ADR	4.5%	Exxon Mobil Corp.	3.3%

The Allstate Corp.	4.4%	Entergy Corp.	3.3%

TE Connectivity, Ltd.	3.5%	Omnicom Group, Inc.	3.2%

Sector Composition[1,3]

Financials	36.2%	Consumer Staples	3.8%

Information Technology	19.5%	Health Care	3.3%

Energy	11.3%	Utilities	3.3%

Industrials	9.9%	Materials	2.6%

Consumer Discretionary	9.7%	Short-Term Investments & Other	0.4%

1 As a percentage of net assets on 4-30-12.

2 Cash and cash equivalents not included.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors. International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if the creditor is unable or unwilling to make principal or interest payments.

10 Classic Value Fund | Semiannual report

Fund’s investments

As of 4-30-12 (unaudited)

	Shares	Value
Common Stocks 99.6%	$1,678,568,491

(Cost $1,641,908,079)

Consumer Discretionary 9.7%		164,057,572

Diversified Consumer Services 1.9%

Apollo Group, Inc., Class A (I)(L)	918,600	32,353,092

Media 3.1%

Omnicom Group, Inc. (L)	1,035,775	53,145,615

Specialty Retail 4.7%

Staples, Inc. (L)	5,101,225	78,558,865

Consumer Staples 3.8%		64,751,971

Beverages 1.9%

Molson Coors Brewing Company, Class B	794,287	33,026,453

Personal Products 1.9%

Avon Products, Inc.	1,468,774	31,725,518

Energy 11.3%		189,716,869

Oil, Gas & Consumable Fuels 11.3%

BP PLC, ADR	1,352,198	58,698,915

Exxon Mobil Corp.	643,248	55,538,032

Royal Dutch Shell PLC, ADR	1,055,073	75,479,922

Financials 36.2%		610,409,601

Capital Markets 12.8%

Franklin Resources, Inc. (L)	286,050	35,902,136

Invesco, Ltd.	1,374,750	34,148,790

Morgan Stanley (L)	1,417,075	24,487,056

State Street Corp.	1,020,485	47,166,817

The Goldman Sachs Group, Inc.	291,200	33,531,680

UBS AG (I)(L)	3,199,304	39,575,390

Commercial Banks 2.2%

PNC Financial Services Group, Inc.	566,753	37,587,059

Diversified Financial Services 7.3%

Bank of America Corp.	3,775,625	30,620,319

Citigroup, Inc.	1,367,467	45,181,110

JPMorgan Chase & Company	1,107,500	47,600,350

See notes to financial statements	Semiannual report | Classic Value Fund 11

		Shares	Value
Insurance 13.9%

American International Group, Inc. (I)		1,443,034	$49,106,447

Axis Capital Holdings, Ltd.		1,448,485	49,277,460

Fidelity National Financial, Inc., Class A (L)		1,325,958	25,551,211

MetLife, Inc.		999,225	36,002,077

The Allstate Corp.		2,240,375	74,671,699

Health Care 3.3%			56,180,897

Health Care Equipment & Supplies 0.8%

Becton, Dickinson and Company (L)		175,625	13,777,781

Pharmaceuticals 2.5%

Abbott Laboratories		683,260	42,403,116

Industrials 9.9%			167,120,842

Aerospace & Defense 6.8%

Huntington Ingalls Industries, Inc. (I)		186,753	7,367,406

L-3 Communications Holdings, Inc. (L)		699,748	51,459,468

Northrop Grumman Corp. (L)		891,607	56,420,891

Building Products 3.1%

Fortune Brands Home & Security, Inc. (I)		484,169	11,010,003

Masco Corp. (L)		3,100,385	40,863,074

Information Technology 19.5%			328,232,382

Computers & Peripherals 7.3%

Dell, Inc. (I)		2,106,585	34,484,796

Hewlett-Packard Company (L)		3,560,929	88,168,601

Electronic Equipment, Instruments & Components 3.6%

TE Connectivity, Ltd.		1,641,086	59,833,996

Internet Software & Services 1.6%

Google, Inc., Class A (I)		43,925	26,584,728

IT Services 2.6%

Computer Sciences Corp. (L)		1,578,300	44,287,098

Software 4.4%

CA, Inc.		1,245,350	32,902,147

Microsoft Corp.		1,310,775	41,971,016

Materials 2.6%			42,872,776

Chemicals 2.6%

PPG Industries, Inc. (L)		407,381	42,872,776

Utilities 3.3%			55,225,581

Electric Utilities 3.3%

Entergy Corp.		842,367	55,225,581

	Yield (%)	Shares	Value
Securities Lending Collateral 7.2%			$121,260,771

(Cost $121,237,765)
John Hancock Collateral Investment Trust (W)	0.3316 (Y)	12,116,021	121,260,771

12 Classic Value Fund | Semiannual report	See notes to financial statements

	Par value	Value
Short-Term Investments 0.6%		$10,449,000

(Cost $10,449,000)

Repurchase Agreement 0.6%		10,449,000

Repurchase Agreement with State Street Corp. dated 4-30-12 at 0.010% to be repurchased at $10,449,003 on 5-1-12, collateralized by $10,660,000
Federal Home Loan Bank, 0.700% due 4-24-15 (valued at $10,660,000)	$10,449,000	10,449,000

Total investments (Cost $1,773,594,844)† 107.4%	$1,810,278,262

Other assets and liabilities, net (7.4%)		($124,544,305)

Total net assets 100.0%	$1,685,733,957

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 4-30-12.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 4-30-12.

† At 4-30-12, the aggregate cost of investment securities for federal income tax purposes was $1,841,676,679. Net unrealized depreciation aggregated $31,398,417, of which $227,651,903 related to appreciated investment securities and $259,050,320 related to depreciated investment securities.

The Fund had the following country concentration as a percentage of total net assets on 4-30-12:

United States	83.2%
Switzerland	5.9%
Netherlands	4.5%
United Kingdom	3.5%
Bermuda	2.9%

See notes to financial statements	Semiannual report | Classic Value Fund 13

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 4-30-12 (unaudited)

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $1,652,357,079)
including $118,326,860 of securities loaned)	$1,689,017,491
Investments in affiliated issuers, at value (Cost $121,237,765)	121,260,771

Total investments, at value (Cost $1,773,594,844)	1,810,278,262
Cash	481
Receivable for investments sold	432,565
Receivable for fund shares sold	2,631,105
Dividends and interest receivable	924,679
Receivable for securities lending income	18,982
Other receivables and prepaid expenses	325,057

Total assets	1,814,611,131

Liabilities

Payable for investments purchased	3,290,689
Payable for fund shares repurchased	2,407,492
Payable upon return of securities loaned	121,233,725
Payable to affiliates
Accounting and legal services fees	30,571
Transfer agent fees	196,022
Distribution and service fees	213,912
Trustees’ fees	152,376
Management fees	1,086,630
Other liabilities and accrued expenses	265,757

Total liabilities	128,877,174

Net assets

Paid-in capital	$3,856,947,343
Undistributed net investment income	6,033,078
Accumulated net realized loss on investments	(2,213,929,882)
Net unrealized appreciation (depreciation) on investments	36,683,418

Net assets	$1,685,733,957

14 Classic Value Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($497,057,413 ÷ 28,569,620 shares)	$17.40
Class B ($34,385,353 ÷ 2,003,106 shares)[1]	$17.17
Class C ($96,289,117 ÷ 5,611,403 shares)[1]	$17.16
Class I ($1,052,979,815 ÷ 60,445,798 shares)	$17.42
Class R1 ($4,640,353 ÷ 266,029 shares)	$17.44
Class R2 ($101,974 ÷ 5,855 shares)	$17.42
Class R3 ($88,108 ÷ 5,067 shares)	$17.39
Class R4 ($38,760 ÷ 2,224 shares)	$17.43
Class R5 ($39,742 ÷ 2,280 shares)	$17.43
Class R6 ($113,322 ÷ 6,502 shares)	$17.43

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$18.32

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Semiannual report | Classic Value Fund 15

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six-month period ended 4-30-12
(unaudited)

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$20,383,622
Securities lending	180,227
Interest	952

Total investment income	20,564,801

Expenses

Investment management fees	6,434,428
Distribution and service fees	1,328,396
Accounting and legal services fees	160,949
Transfer agent fees	1,190,765
Trustees’ fees	57,210
State registration fees	100,032
Printing and postage	1,869
Professional fees	53,333
Custodian fees	75,707
Registration and filing fees	42,304
Other	31,860

Total expenses	9,476,853
Less expense reductions	(89,863)

Net expenses	9,386,990

Net investment income	11,177,811

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	37,210,641
Investments in affiliated issuers	48,100
Capital gain distributions received from affiliated underlying funds	5,221
37,263,962
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	120,880,253
Investments in affiliated issuers	(14,736)
120,865,517
Net realized and unrealized gain	158,129,479

Increase in net assets from operations	$169,307,290

16 Classic Value Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	4-30-12	ended
	(unaudited)	10-31-11
Increase (decrease) in net assets

From operations
Net investment income	$11,177,811	$13,911,051
Net realized gain	37,263,962	242,299,243
Change in net unrealized appreciation (depreciation)	120,865,517	(197,296,502)

Increase in net assets resulting from operations	169,307,290	58,913,792

Distributions to shareholders
From net investment income
Class A	(5,161,307)	(1,563,501)
Class B	(82,021)	—
Class C	(203,907)	—
Class I	(13,454,101)	(5,452,507)
Class R1	(34,000)	—
Class R3	(632)	—
Class R4	(413)	(37)
Class R5	(599)	(134)
Class R6	(1,489)	—

Total distributions	(18,938,469)	(7,016,179)

From Fund share transactions	(17,973,753)	(621,226,839)

Total increase (decrease)	132,395,068	(569,329,226)

Net assets

Beginning of period	1,553,338,889	2,122,668,115

End of period	$1,685,733,957	$1,553,338,889

Undistributed net investment income	$6,033,078	$13,793,736

See notes to financial statements	Semiannual report | Classic Value Fund 17

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES

Period ended	4-30-12[1]	10-31-11	10-31-10	10-31-09	10-31-08[2]	12-31-07	12-31-06
Per share operating performance

Net asset value, beginning
of period	$15.86	$15.64	$13.77	$12.38	$21.53	$27.67	$24.64
Net investment income[3]	0.10	0.10	0.07	0.14	0.25	0.34	0.23
Net realized and unrealized
gain (loss) on investments	1.60	0.15	1.91	2.02	(9.40)	(4.24)	3.84
Total from
investment operations	1.70	0.25	1.98	2.16	(9.15)	(3.90)	4.07
Less distributions
From net investment income	(0.16)	(0.03)	(0.11)	(0.34)	—	(0.41)	(0.19)
From net realized gain	—	—	—	(0.43)	—	(1.83)	(0.85)
Total distributions	(0.16)	(0.03)	(0.11)	(0.77)	—	(2.24)	(1.04)
Net asset value, end
of period	$17.40	$15.86	$15.64	$13.77	$12.38	$21.53	$27.67
Total return (%)[4]	10.87[5]	1.59	14.48[6]	19.84[6]	(42.50)[5,6]	(14.20)	16.54

Ratios and supplemental data

Net assets, end of period
(in millions)	$497	$557	$931	$1,544	$1,711	$4,000	$5,987
Ratios (as a percentage of
average net assets):
Expenses before reductions	1.31[7]	1.30	1.41	1.60[8]	1.38[7]	1.28	1.30
Expenses net of fee waivers
and credits	1.31[7]	1.30	1.33	1.33[8]	1.32[7]	1.28	1.30
Net investment income	1.25[7]	0.59	0.47	1.27	1.61[7]	1.22	0.89
Portfolio turnover (%)	18	37	55	47	30	35	20

1 Six months ended 4-30-12. Unaudited.
2 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Not annualized.
6 Total returns would have been lower had certain expenses not been reduced during the periods shown.
7 Annualized.
8 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

18 Classic Value Fund | Semiannual report	See notes to financial statements

CLASS B SHARES

Period ended	4-30-12[1]	10-31-11	10-31-10	10-31-09	10-31-08[2]	12-31-07	12-31-06
Per share operating performance

Net asset value, beginning
of period	$15.58	$15.45	$13.62	$12.19	$21.34	$27.40	$24.42
Net investment income (loss)[3]	0.04	(0.03)	(0.04)	0.06	0.13	0.13	0.04
Net realized and unrealized
gain (loss) on investments	1.58	0.16	1.89	2.01	(9.28)	(4.16)	3.79
Total from
investment operations	1.62	0.13	1.85	2.07	(9.15)	(4.03)	3.83
Less distributions
From net investment income	(0.03)	—	(0.02)	(0.21)	—	(0.20)	—
From net realized gain	—	—	—	(0.43)	—	(1.83)	(0.85)
Total distributions	(0.03)	—	(0.02)	(0.64)	—	(2.03)	(0.85)
Net asset value, end
of period	$17.17	$15.58	$15.45	$13.62	$12.19	$21.34	$27.40
Total return (%)[4]	10.45[5]	0.84	13.63[6]	18.94[6]	(42.88)[5,6]	(14.80)	15.68

Ratios and supplemental data

Net assets, end of period
(in millions)	$34	$41	$57	$66	$79	$208	$332
Ratios (as a percentage of
average net assets):
Expenses before reductions	2.06[7]	2.05	2.16	2.35[8]	2.13[7]	2.03	2.01
Expenses net of fee waivers	2.06[7]	2.05	2.08	2.08[8]	2.07[7]	2.03	2.01
Expenses net of fee waivers
and credits	2.06[7]	2.05	2.08	2.08[8]	2.06[7]	2.03	2.01
Net investment income (loss)	0.50[7]	(0.16)	(0.29)	0.54	0.86[7]	0.46	0.17
Portfolio turnover (%)	18	37	55	47	30	35	20

1 Six months ended 4-30-12. Unaudited.
2 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Not annualized.
6 Total returns would have been lower had certain expenses not been reduced during the periods shown.
7 Annualized.
8 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

See notes to financial statements	Semiannual report | Classic Value Fund 19

CLASS C SHARES

Period ended	4-30-12[1]	10-31-11	10-31-10	10-31-09	10-31-08[2]	12-31-07	12-31-06
Per share operating performance

Net asset value, beginning
of period	$15.58	$15.44	$13.61	$12.18	$21.33	$27.39	$24.42
Net investment income (loss)[3]	0.04	(0.03)	(0.04)	0.06	0.13	0.13	0.03
Net realized and unrealized
gain (loss) on investments	1.57	0.17	1.89	2.01	(9.28)	(4.16)	3.79
Total from
investment operations	1.61	0.14	1.85	2.07	(9.15)	(4.03)	3.82
Less distributions
From net investment income	(0.03)	—	(0.02)	(0.21)	—	(0.20)	—
From net realized gain	—	—	—	(0.43)	—	(1.83)	(0.85)
Total distributions	(0.03)	—	(0.02)	(0.64)	—	(2.03)	(0.85)
Net asset value, end
of period	$17.16	$15.58	$15.44	$13.61	$12.18	$21.33	$27.39
Total return (%)[4]	10.39[5]	0.91	13.64[6]	18.95[6]	(42.90)[5,6]	(14.80)	15.64

Ratios and supplemental data

Net assets, end of period
(in millions)	$96	$101	$132	$155	$202	$612	$1,132
Ratios (as a percentage of
average net assets):
Expenses before reductions	2.06[7]	2.05	2.16	2.34[8]	2.13[7]	2.03	2.05
Expenses net of fee waivers
and credits	2.06[7]	2.05	2.08	2.08[8]	2.07[7]	2.03	2.05
Net investment income (loss)	0.48[7]	(0.16)	(0.29)	0.57	0.85[7]	0.46	0.13
Portfolio turnover (%)	18	37	55	47	30	35	20

1 Six months ended 4-30-12. Unaudited.
2 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Not annualized.
6 Total returns would have been lower had certain expenses not been reduced during the periods shown.
7 Annualized.
8 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

20 Classic Value Fund | Semiannual report	See notes to financial statements

CLASS I SHARES

Period ended	4-30-12[1]	10-31-11	10-31-10	10-31-09	10-31-08[2]	12-31-07	12-31-06
Per share operating performance

Net asset value, beginning
of period	$15.93	$15.70	$13.81	$12.44	$21.57	$27.73	$24.69
Net investment income[3]	0.13	0.16	0.12	0.19	0.30	0.45	0.34
Net realized and unrealized
gain (loss) on investments	1.59	0.15	1.93	2.02	(9.43)	(4.26)	3.86
Total from
investment operations	1.72	0.31	2.05	2.21	(9.13)	(3.81)	4.20
Less distributions
From net investment income	(0.23)	(0.08)	(0.16)	(0.41)	—	(0.52)	(0.31)
From net realized gain	—	—	—	(0.43)	—	(1.83)	(0.85)
Total distributions	(0.23)	(0.08)	(0.16)	(0.84)	—	(2.35)	(1.16)
Net asset value, end
of period	$17.42	$15.93	$15.70	$13.81	$12.44	$21.57	$27.73
Total return (%)	11.01[4,5]	1.98	14.95	20.32[5]	(42.33)[4,5]	(13.86)[5]	17.01[5]

Ratios and supplemental data

Net assets, end of period
(in millions)	$1,053	$849	$994	$636	$664	$1,155	$1,567
Ratios (as a percentage of
average net assets):
Expenses before
reductions	0.96[6]	0.94	0.92	1.03[7]	0.96[6]	0.92	0.94
Expenses net of fee
waivers and credits	0.94[6]	0.94	0.92	0.95[7]	0.94[6]	0.88	0.89
Net investment income	1.56[6]	0.95	0.83	1.65	1.99[6]	1.61	1.30
Portfolio turnover (%)	18	37	55	47	30	35	20

1 Six months ended 4-30-12. Unaudited.
2 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 Based on the average daily shares outstanding.
4 Not annualized.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

See notes to financial statements	Semiannual report | Classic Value Fund 21

CLASS R1 SHARES

Period ended	4-30-12[1]	10-31-11	10-31-10	10-31-09	10-31-08[2]	12-31-07	12-31-06
Per share operating performance

Net asset value, beginning
of period	$15.87	$15.68	$13.77	$12.35	$21.55	$27.67	$24.63
Net investment income[3]	0.08	0.04	0.05	0.11	0.19	0.23	0.13
Net realized and unrealized
gain (loss) on investments	1.59	0.15	1.92	2.02	(9.39)	(4.21)	3.85
Total from
investment operations	1.67	0.19	1.97	2.13	(9.20)	(3.98)	3.98
Less distributions
From net investment income	(0.10)	—	(0.06)	(0.28)	—	(0.31)	(0.09)
From net realized gain	—	—	—	(0.43)	—	(1.83)	(0.85)
Total distributions	(0.10)	—	(0.06)	(0.71)	—	(2.14)	(0.94)
Net asset value, end
of period	$17.44	$15.87	$15.68	$13.77	$12.35	$21.55	$27.67
Total return (%)	10.66[4]	1.21	14.08	19.40[5]	(42.69)[4,5]	(14.49)	16.15

Ratios and supplemental data

Net assets, end of period
(in millions)	$5	$5	$7	$7	$9	$22	$29
Ratios (as a percentage of
average net assets):
Expenses before reductions	1.64[6]	1.64	1.48[7]	1.75[8]	1.68[6]	1.64	1.68
Expenses net of fee waivers
and credits	1.64[6]	1.64	1.48[7]	1.67[8]	1.66[6]	1.64	1.68
Net investment income	0.93[6]	0.24	0.30	1.01	1.26[6]	0.85	0.51
Portfolio turnover (%)	18	37	55	47	30	35	20

1 Six months ended 4-30-12. Unaudited.
2 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 Based on the average daily shares outstanding.
4 Not annualized.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Annualized.
7 Includes the impact of a revision of 0.25% related to certain expense accruals. Without this adjustment, net investment income and total return for the year ended 10-31-10 would have been lower.
8 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

CLASS R2 SHARES Period ended	4-30-12[1]

Per share operating performance

Net asset value, beginning of period	$17.08
Net investment income[2]	0.02
Net realized and unrealized gain on investments	0.32
Total from investment operations	0.34
Net asset value, end of period	$17.42
Total return (%)	1.99[3]

Ratios and supplemental data

Net assets, end of period (in millions)	—[4]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.12[5]
Expenses net of all fee waivers and credits	1.12[5]
Net investment income	0.63[5]
Portfolio turnover (%)	18[6]

1 Period from 3-1-12 (inception date) to 3-31-12. Unaudited.
2 Based on the average daily shares outstanding.
3 Not annualized.
4 Less than $500,000.
5 Annualized.
6 Portfolio turnover is shown for the period from 11-1-11 to 4-30-12.

22 Classic Value Fund | Semiannual report	See notes to financial statements

CLASS R3 SHARES Period ended	4-30-12[1]	10-31-11	10-31-10	10-31-09[2]

Per share operating performance

Net asset value, beginning of period	$15.84	$15.62	$13.76	$11.24
Net investment income[3]	0.08	0.07	—[4]	—[5]
Net realized and unrealized gain on investments	1.60	0.15	1.93	2.52
Total from investment operations	1.68	0.22	1.93	2.52
Less distributions
From net investment income	(0.13)	—	(0.07)	—
Net asset value, end of period	$17.39	$15.84	$15.62	$13.76
Total return (%)	10.76[6]	1.41	14.04[7]	22.42[6,7]

Ratios and supplemental data

Net assets, end of period (in millions)	—[8]	—[8]	—[8]	—[8]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.46[9]	1.48	2.76	3.33[9]
Expenses net of fee waivers and credits	1.46[9]	1.48	1.73	1.73[9]
Net investment income (loss)	1.04[9]	0.44	0.02	(0.04)[9]
Portfolio turnover (%)	18	37	55	47

1 Six months ended 4-30-12. Unaudited.
2 Period from 5-22-09 (inception date) to 10-31-09.
3 Based on the average daily shares outstanding.
4 Less than $0.005 per share.
5 Less than ($0.005) per share.
6 Not annualized.
7 Total returns would have been lower had certain expenses not been reduced during the periods shown.
8 Less than $500,000.
9 Annualized.

CLASS R4 SHARES Period ended	4-30-12[1]	10-31-11	10-31-10	10-31-09[2]

Per share operating performance

Net asset value, beginning of period	$15.90	$15.64	$13.77	$11.24
Net investment income[3]	0.11	0.13	0.05	0.02
Net realized and unrealized gain on investments	1.61	0.15	1.92	2.51
Total from investment operations	1.72	0.28	1.97	2.53
Less distributions
From net investment income	(0.19)	(0.02)	(0.10)	—
Net asset value, end of period	$17.43	$15.90	$15.64	$13.77
Total return (%)	10.99[4]	1.77	14.38[5]	22.51[4,5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]	—[6]	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.13[7]	1.15	2.87	3.08[7]
Expenses net of fee waivers and credits	1.13[7]	1.15	1.43	1.43[7]
Net investment income	1.39[7]	0.76	0.34	0.26[7]
Portfolio turnover (%)	18	37	55	47

1 Six months ended 4-30-12. Unaudited.
2 Period from 5-22-09 (inception date) to 10-31-09.
3 Based on the average daily shares outstanding.
4 Not annualized.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Less than $500,000.
7 Annualized.

See notes to financial statements	Semiannual report | Classic Value Fund 23

CLASS R5 SHARES Period ended	4-30-12[1]	10-31-11	10-31-10	10-31-09[2]

Per share operating performance

Net asset value, beginning of period	$15.94	$15.67	$13.79	$11.24
Net investment income[3]	0.14	0.17	0.09	0.03
Net realized and unrealized gain on investments	1.58	0.15	1.93	2.52
Total from investment operations	1.72	0.32	2.02	2.55
Less distributions
From net investment income	(0.23)	(0.05)	(0.14)	—
Net asset value, end of period	$17.43	$15.94	$15.67	$13.79
Total return (%)	11.01[4]	2.07	14.72[5]	22.69[4,5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]	—[6]	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.89[7]	0.90	2.64	2.84[7]
Expenses net of fee waivers and credits	0.89[7]	0.90	1.13	1.13[7]
Net investment income	1.65[7]	1.02	0.63	0.56[7]
Portfolio turnover (%)	18	37	55	47

1 Six months ended 4-30-12. Unaudited.
2 Period from 5-22-09 (inception date) to 10-31-09.
3 Based on the average daily shares outstanding.
4 Not annualized
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Less than $500,000.
7 Annualized.

CLASS R6 SHARES Period ended	4-30-12[1]	10-31-11[2]

Per share operating performance

Net asset value, beginning of period	$15.93	$15.38
Net investment income[3]	0.13	0.02
Net realized and unrealized gain on investments	1.60	0.53
Total from investment operations	1.73	0.55
Less distributions
From net investment income	(0.23)	—
Net asset value, end of period	$17.43	$15.93
Total return (%)	11.10[4]	3.58[4]

Ratios and supplemental data

Net assets, end of period (in millions)	—[5]	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.89[6]	0.87[6]
Expenses net of fee waivers and credits	0.89[6]	0.87[6]
Net investment income	1.63[6]	0.90[6]
Portfolio turnover (%)	18	37[7]

1 Six months ended 4-30-12. Unaudited.
2 Period from 9-1-11 (inception date) to 10-31-11.
3 Based on the average daily shares outstanding.
4 Not annualized.
5 Less than $500,000.
6 Annualized.
7 Portfolio turnover is shown for the period from 11-1-10 to 10-31-11.

24 Classic Value Fund | Semiannual report	See notes to financial statements

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Classic Value Fund (the Fund) is a series of John Hancock Capital Series (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term growth of capital.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R1, Class R2, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase. Certain Class I shares may be exchanged for Class R6 shares within one year after the commencement of operations of Class R6 shares.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

As of April 30, 2012, all investments are categorized as Level 1 under the hierarchy described above, except repurchase agreements, which are Level 2. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the six months ended April 30, 2012, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by

Semiannual report | Classic Value Fund 25

the Fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income is recorded when the Fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The Fund may lend its securities to earn additional income. It receives and maintains cash collateral received from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, an affiliate of the Fund, and as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $100 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. For the six months ended April 30, 2012, the Fund had no borrowings under the line of credit.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a

26 Classic Value Fund | Semiannual report

specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, the Fund has a capital loss carryforward of $2,183,112,009 available to offset future net realized capital gains as of October 31, 2011. The loss carryforward expires as follows: October 31, 2016 — $703,900,347 and October 31, 2017 — $1,479,211,662.

As of October 31, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sales loss deferrals.

New accounting pronouncement. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 may result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

Semiannual report | Classic Value Fund 27

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management agreement with the Adviser under which the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.79% of the first $2,500,000,000 of the Fund’s average daily net assets; (b) 0.78% of the next $2,500,000,000; and (c) 0.77% of the Fund’s average daily net assets in excess of $5,000,000,000. The Adviser has a subadvisory agreement with Pzena Investment Management, LLC. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has contractually agreed to waive fees and/or reimburse certain expenses for each share class of the Fund. This agreement excludes certain expenses such as taxes, portfolio brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or reimbursements are such that these expenses will not exceed 1.33%, 2.08%, 2.08%, 1.02%, 1.68%, 1.43%, 1.58%, 1.28%, 0.98% and 0.92% for Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, Class R4, Class R5 and Class R6 shares, respectively. The fee waivers and/or reimbursements will continue in effect until February 28, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time. Prior to March 1, 2012, the fee waivers and/or reimbursements were such that the above expenses would not exceed 0.94%, 1.83%, 1.73%, 1.43%, and 1.13% for Class I, Class R1, Class R3, Class R4 and Class R5, respectively, and the fee waivers and/or reimbursements for the remainder of the share classes above were unchanged.

Accordingly, the fee waivers and/or expense reimbursements amounted to $89,863 for Class I, for the six months ended April 30, 2012.

The investment management fees, including the impact of the waivers and expense reimbursements describe above, incurred for the six months ended April 30, 2012, were equivalent to a net annual effective rate of 0.78% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to the Accounting and Legal Services Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for six months ended April 30, 2012, amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B, Class C, Class R1, Class R2, Class R3 and Class R4 shares pursuant to Rule 12b-1 under the 1940 Act, to

28 Classic Value Fund | Semiannual report

pay the Distributor for services provided as the distributor of shares of the Fund. In addition, under a service plan for Class R1, Class R2, Class R3, Class R4 and Class R5 shares, the Fund pays for certain other services. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b–1 FEE	SERVICE FEE

Class A	0.25%	—
Class B	1.00%	—
Class C	1.00%	—
Class R1	0.50%	0.25%
Class R2	0.25%	0.25%
Class R3	0.50%	0.15%
Class R4	0.25%	0.10%
Class R5	—	0.05%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $93,411 for the six months ended April 30, 2012. Of this amount, $13,649 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $76,171 was paid as sales commissions to broker-dealers and $3,591 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSCs). Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2012, CDSCs received by the Distributor amounted to $77,003 and $6,517 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Semiannual report | Classic Value Fund 29

Class level expenses. Class level expenses for the six months ended April 30, 2012 were:

	DISTRIBUTION AND	TRANSFER
CLASS	SERVICE FEES	AGENT FEES

Class A	$635,386	$524,956
Class B	189,057	39,165
Class C	484,588	100,277
Class I	—	525,468
Class R1	19,047	849
Class R2	42	6
Class R3	229	13
Class R4	45	6
Class R5	2	7
Class R6	—	18
Total	$1,328,396	$1,190,765

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities.

Note 5 — Fund share transactions

Transactions in Fund shares for the six months ended April 30, 2012 and for the year ended October 31, 2011 were as follows:

	Six months ended 4-30-12		Year ended 10-31-11
	Shares	Amount	Shares	Amount
Class A shares

Sold	1,185,288	$19,493,057	4,400,968	$74,009,887
Distributions reinvested	284,364	4,242,716	79,819	1,321,803
Repurchased	(8,001,554)	(129,438,770)	(28,926,457)	(468,803,434)

Net decrease	(6,531,902)	($105,702,997)	(24,445,670)	($393,471,744)

Class B shares

Sold	33,874	$550,063	97,396	$1,612,210
Distributions reinvested	4,487	66,232	—	—
Repurchased	(695,600)	(11,351,800)	(1,141,744)	(18,651,870)

Net decrease	(657,239)	($10,735,505)	(1,044,348)	($17,039,660)

Class C shares

Sold	109,140	$1,774,007	398,354	$6,583,166
Distributions reinvested	10,268	151,554	—	—
Repurchased	(969,997)	(15,684,278)	(2,494,280)	(40,909,335)

Net decrease	(850,589)	($13,758,717)	(2,095,926)	($34,326,169)

Class I shares

Sold	14,029,624	$226,746,821	31,023,421	$495,570,608
Distributions reinvested	776,085	11,579,180	272,964	4,523,018
Repurchased	(7,652,401)	(124,946,722)	(41,356,231)	(674,551,315)

Net increase (decrease)	7,153,308	$113,379,279	(10,059,846)	($174,457,689)

30 Classic Value Fund | Semiannual report

	Six months ended 4-30-12		Year ended 10-31-11
	Shares	Amount	Shares	Amount
Class R1 shares

Sold	26,643	$437,683	118,890	$1,974,324
Distributions reinvested	1,937	29,016	—	—
Repurchased	(102,158)	(1,723,687)	(239,488)	(4,024,331)

Net decrease	(73,578)	($1,256,988)	(120,598)	($2,050,007)

Class R2 shares[1]

Sold	5,855	$100,000	—	—

Net increase	5,855	$100,000	—	—

Class R3 shares

Sold	461	$7,605	885	$14,574
Distributions reinvested	23	337	—	—
Repurchased	(73)	(1,252)	—	—

Net increase	411	$6,690	885	$14,574

Class R5 shares

Sold	77	$1,283	256	$4,365
Distributions reinvested	6	93	—	—
Repurchased	(405)	(6,891)	(34)	(509)

Net increase (decrease)	(322)	($5,515)	222	$3,856

Class R6 shares[2]

Sold	—	—	6,502	$100,000

Net increase	—	—	6,502	$100,000

Net decrease	(954,056)	($17,973,753)	(37,758,779)	($621,226,839)

1 Period from 3-1-12 (inception date) to 4-30-12.

2 Period from 9-1-11 (inception date) to 10-31-11.

Class R4 had no Fund share transactions for the six months ended April 30, 2012 and the year ended October 31, 2011.

Affiliates of the Fund owned 100%, 44%, 100%, 98% and 100% of shares of beneficial interest of Class R2, Class R3, Class R4, Class R5 and Class R6, respectively, on April 30, 2012.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $292,709,015 and $316,786,373, respectively, for the six months ended April 30, 2012.

Semiannual report | Classic Value Fund 31

More information

Trustees	Investment adviser
Steven R. Pruchansky, Chairman	John Hancock Advisers, LLC
William H. Cunningham
Deborah C. Jackson	Subadviser
Stanley Martin*	Pzena Investment Management, LLC
Hugh McHaffie†
Dr. John A. Moore,* Vice Chairman	Principal distributor
Patti McGill Peterson*	John Hancock Funds, LLC
Gregory A. Russo
John G. Vrysen†	Custodian
State Street Bank and Trust Company
Officers
Keith F. Hartstein	Transfer agent
President and Chief Executive Officer	John Hancock Signature Services, Inc.

Andrew G. Arnott	Legal counsel
Senior Vice President and Chief Operating Officer	K&L Gates LLP

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-202-551-8090 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

32 Classic Value Fund | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Classic Value Fund.	38SA 4/12
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	6/12

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Capital Series

By:	/s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	June 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	Keith F. Hartstein
-------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	June 26, 2012

By:	/s/ Charles A. Rizzo
-----------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	June 26, 2012